GOING CONCERN (Details Narrative) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			37 Months Ended	46 Months Ended
	Dec. 31, 2009	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Sep. 30, 2013
Net loss	$ (5,555)	$ (1,477,241)	$ (850,185)	$ (3,437,056)	$ (1,521,709)	$ (2,362,922)	$ (300,542)	$ (38,600)	$ (2,706,124)	$ (6,144,675)